Provisions and other liabilities - Summary of Maturities of Total Provisions (Detail) € in Thousands	Dec. 31, 2022 EUR (€)
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	€ 17,743
Jubilee provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	26
Defined benefit provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	449
Restructuring provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	144
Warranty provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	273
Share-based payment provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	16,806
Other provisions
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	45
Amounts due within one year
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	17,257
Amounts due within one year | Jubilee provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	0
Amounts due within one year | Defined benefit provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	34
Amounts due within one year | Restructuring provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	144
Amounts due within one year | Warranty provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	273
Amounts due within one year | Share-based payment provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	16,806
Amounts due within one year | Other provisions
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	0
Amounts due between one and five years
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	129
Amounts due between one and five years | Jubilee provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	0
Amounts due between one and five years | Defined benefit provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	129
Amounts due between one and five years | Restructuring provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	0
Amounts due between one and five years | Warranty provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	0
Amounts due between one and five years | Share-based payment provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	0
Amounts due between one and five years | Other provisions
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	0
Amounts due after five years
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	357
Amounts due after five years | Jubilee provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	26
Amounts due after five years | Defined benefit provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	286
Amounts due after five years | Restructuring provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	0
Amounts due after five years | Warranty provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	0
Amounts due after five years | Share-based payment provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	0
Amounts due after five years | Other provisions
Disclosure Of Maturities Of Total Provisions [Line Items]
Total provisions	€ 45